Summary of Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary of accrued expenses
Payroll	$ 10,519	$ 13,621
Interest	36,125	37,350
Insurance benefits	12,338	11,958
Accrued lease expense	26,975	26,851
Other	8,697	6,762
Total	94,654	96,542
LAMAR MEDIA CORP
Summary of accrued expenses
Payroll	10,519	13,621
Interest	36,125	37,350
Other	46,671	34,832
Total	$ 93,315	$ 85,803